Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
9. Leases
In November 2024, the Company entered into an agreement for the lease of approximately 10,934 square feet of office space in South San Francisco, California, for 61 months. The Company has the option to renew for an additional four-year term. The renewal option was not reasonably certain to be exercised by the Company and was excluded from the lease term. The lease commenced in March 2025 and will expire in April 2030. The associated lease costs were not material during the year ended December 31, 2025. As of December 31, 2025, the weighted-average remaining lease term for the Company’s lease was 4.3 years, and the discount rate used was 7.40%.
The following table presents the amortization of the Company’s lease liabilities (in thousands):

Fiscal year ended December 31:
2026	705
2027	730
2028	755
2029	782
2030	263

Total lease payments	$3,235
Less: imputed interest	(469)

Total operating lease liabilities	$2,766

Short-term lease costs were $1.1 million and $1.5 million for the years ended December 31, 2025 and 2024, respectively.